Investment Portfolio	as of December 31, 2020 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 50.3%
Communication Services 3.4%
Altice Financing SA, 144A, 7.5%, 5/15/2026	2,250,000	2,374,425
Arches Buyer, Inc., 144A, 4.25%, 6/1/2028	350,000	354,445
Booking Holdings, Inc., 4.1%, 4/13/2025	2,000,000	2,268,180
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	4,645,792
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/2024	179,000	181,238
CommScope, Inc., 144A, 5.5%, 3/1/2024	2,500,000	2,577,500
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,590,000
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	859,306
144A, 7.0%, 5/1/2025	580,000	639,283
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	461,337
Meituan, 144A, 2.125%, 10/28/2025	720,000	731,405
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,776,835
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	116,250	117,343
T-Mobile U.S.A., Inc., 144A, 3.5%, 4/15/2025	4,325,000	4,779,038
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 0.823% **, 1/19/2023	1,180,000	1,172,944
144A, 1.81%, 1/26/2026	3,000,000	3,065,300
144A, 3.28%, 4/11/2024	8,000,000	8,519,600
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	1,001,360
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	221,400
Virgin Media Secured Finance PLC, 144A, 5.5%, 8/15/2026	2,000,000	2,077,500
		39,414,231
Consumer Discretionary 5.4%
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,565,000	1,678,463
Daimler Finance North America LLC, 144A, 3.4%, 2/22/2022	3,000,000	3,098,357
Empire Communities Corp., 144A, 7.0%, 12/15/2025	830,000	874,704
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,397,210
4.14%, 2/15/2023	6,000,000	6,180,000
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.990%, 1.228% **, 1/5/2023	4,000,000	3,996,201
2.9%, 2/26/2025	4,000,000	4,271,686
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	4,500,000	4,657,186
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,828,717
Hyundai Capital America:
144A, 3-month USD-LIBOR + 0.940%, 1.17% **, 7/8/2021	5,000,000	5,006,634
144A, 1.25%, 9/18/2023	4,685,000	4,740,528
144A, 2.375%, 2/10/2023	2,089,000	2,152,970
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	354,691
Macy's, Inc., 144A, 8.375%, 6/15/2025	70,000	77,735
Marriott International, Inc., 5.75%, 5/1/2025	1,385,000	1,620,036
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	334,800
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022	4,000,000	4,104,278
144A, 3.65%, 9/21/2021	2,612,000	2,657,519
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	805,000	861,350
Ralph Lauren Corp., 1.7%, 6/15/2022	2,375,000	2,418,205
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,302,350
Volkswagen Group of America Finance LLC:
144A, 2.7%, 9/26/2022	3,230,000	3,348,685
144A, 2.9%, 5/13/2022	2,320,000	2,393,309
		63,355,614
Consumer Staples 0.1%
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 0.77% **, 4/16/2021	821,000	822,175
Energy 5.0%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,065,160
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	2,920,000	3,054,086
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	782,775
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	558,040
Canadian Natural Resources Ltd., 2.05%, 7/15/2025	1,500,000	1,573,475
CNOOC Curtis Funding No. 1 Pty Ltd., 144A, 4.5%, 10/3/2023	1,000,000	1,084,784
Ecopetrol SA, 5.875%, 9/18/2023	1,500,000	1,674,765
Energy Transfer Operating LP:
3.6%, 2/1/2023	2,000,000	2,095,262
4.05%, 3/15/2025	750,000	822,753
4.25%, 3/15/2023	880,000	935,138
Energy Transfer Partners LP, 5.0%, 10/1/2022	2,826,000	2,998,862
Halliburton Co., 3.25%, 11/15/2021	4,450,000	4,526,293
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	904,187
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,205,000
Marathon Oil Corp., 3.85%, 6/1/2025	2,039,000	2,185,706
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,887,673
MPLX LP:
3-month USD-LIBOR + 1.100%, 1.33% **, 9/9/2022	1,708,000	1,708,290
3.5%, 12/1/2022	3,330,000	3,497,360
ONEOK Partners LP, 5.0%, 9/15/2023	2,118,000	2,328,200
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	1,046,390
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	1,500,000	1,608,750
144A, 4.875%, 5/3/2022	1,000,000	1,051,009
Petroleos Mexicanos, 3.5%, 1/30/2023 (a)	1,000,000	1,019,800
Petronas Capital Ltd.:
144A, 3.5%, 4/21/2030	500,000	573,880
144A, 7.875%, 5/22/2022	1,000,000	1,100,620
Phillips 66, 0.9%, 2/15/2024	2,020,000	2,024,892
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	888,000	899,427
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,574,548
Tengizchevroil Finance Co. International Ltd., 144A, 2.625%, 8/15/2025	1,500,000	1,560,138
Valero Energy Corp., 2.7%, 4/15/2023	2,740,000	2,859,499
Western Midstream Operating LP, 3-month USD-LIBOR + 1.850%, 2.074% **, 1/13/2023	2,000,000	1,960,526
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,455,162
		57,622,450
Financials 18.9%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	1,410,000	1,539,306
Air Lease Corp., 3.75%, 6/1/2026	5,000,000	5,499,886
Aircastle Ltd.:
4.4%, 9/25/2023	2,534,000	2,685,177
5.5%, 2/15/2022	3,000,000	3,124,489
Ares Capital Corp., 3.625%, 1/19/2022	8,000,000	8,228,789
ASB Bank Ltd., 144A, 3.125%, 5/23/2024 (a)	6,860,000	7,397,121
Avolon Holdings Funding Ltd.:
144A, 4.25%, 4/15/2026	1,230,000	1,325,163
144A, 5.125%, 10/1/2023	670,000	716,754
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023	1,000,000	1,067,500
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	2,117,520
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,550,961
Banco Santander SA:
3.125%, 2/23/2023	3,200,000	3,369,263
3.5%, 4/11/2022	750,000	778,840
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	1,065,510
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,228,191
Bank of America Corp.:
4.0%, 1/22/2025	750,000	842,761
4.2%, 8/26/2024	3,000,000	3,358,443
Barclays PLC:
1.007%, 12/10/2024	5,000,000	5,035,450
4.61%, 2/15/2023	5,000,000	5,219,671
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,160,390
BBVA USA:
3-month USD-LIBOR + 0.730%, 0.951% **, 6/11/2021	6,000,000	6,013,666
3.5%, 6/11/2021	1,627,000	1,645,382
Blackstone Secured Lending Fund, 144A, 3.625%, 1/15/2026	5,385,000	5,538,872
BNP Paribas SA, 144A, 6.75%, Perpetual (b)	250,000	261,250
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,588,516
BPCE SA:
144A, 3.0%, 5/22/2022	1,500,000	1,552,287
144A, 4.875%, 4/1/2026	500,000	587,996
Canadian Imperial Bank of Commerce, 0.95%, 6/23/2023	4,800,000	4,863,468
Capital One Financial Corp., 3.9%, 1/29/2024	10,000,000	10,953,769
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	2,166,000
Citigroup, Inc., 5.5%, 9/13/2025	750,000	901,225
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	5,095,000	5,378,463
Country Garden Holdings Co., Ltd., REG S, 4.75%, 7/25/2022	1,000,000	1,022,500
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	1,040,000
Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	8,243,384
Credit Suisse Group AG, 144A, 2.593%, 9/11/2025	1,180,000	1,241,683
Danske Bank AS, 144A, 3.001%, 9/20/2022	2,692,000	2,734,578
Discover Bank:
3.35%, 2/6/2023	2,190,000	2,310,861
4.682%, 8/9/2028	2,500,000	2,657,500
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,221,480
Equitable Holdings, Inc., 3.9%, 4/20/2023	6,010,000	6,466,064
Fifth Third BanCorp., 1.625%, 5/5/2023	2,320,000	2,392,899
Genworth Mortgage Holdings, Inc., 144A, 6.5%, 8/15/2025	240,000	259,800
Global Bank Corp., 144A, 4.5%, 10/20/2021	2,875,000	2,936,094
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	2,065,978
6.0%, Perpetual (b)	500,000	544,375
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,634,017
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	3,060,049
Jefferies Financial Group, Inc., 5.5%, 10/18/2023	4,000,000	4,404,766
Kookmin Bank, 144A, 1.75%, 5/4/2025	800,000	830,517
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025	766,000	806,215
Lloyds Banking Group PLC:
1.326%, 6/15/2023	3,500,000	3,538,572
2.438%, 2/5/2026	2,880,000	3,042,605
Macquarie Group Ltd., 144A, 6.25%, 1/14/2021	2,000,000	2,002,887
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,423,196
Morgan Stanley, SOFR + 0.700%, 0.785% **, 1/20/2023	4,000,000	4,012,840
National Australia Bank Ltd., 2.5%, 1/12/2021	2,000,000	2,000,820
Nationwide Building Society, 144A, 3.622%, 4/26/2023	1,540,000	1,599,625
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021	2,170,000	2,193,576
Natwest Group PLC, 3.498%, 5/15/2023	750,000	778,686
NatWest Markets PLC, 144A, 3-month USD-LIBOR + 1.400%, 1.651% **, 9/29/2022	5,000,000	5,061,073
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,664,582
OneMain Finance Corp., 8.875%, 6/1/2025	690,000	780,563
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	1,750,000	1,833,869
144A, 5.25%, 8/15/2022	450,000	472,279
REC Ltd., 144A, 4.75%, 5/19/2023 (a)	1,423,000	1,517,714
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,459,849
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,923,927
144A, 4.25%, 9/14/2023	2,980,000	3,249,983
Standard Chartered PLC:
144A, 1.319%, 10/14/2023	2,500,000	2,525,000
144A, 2.744%, 9/10/2022	4,000,000	4,056,813
144A, 4.247%, 1/20/2023	4,660,000	4,832,410
Synchrony Bank, 3.0%, 6/15/2022	5,300,000	5,472,941
Synchrony Financial, 4.375%, 3/19/2024	180,000	198,174
The Goldman Sachs Group, Inc., 2.905%, 7/24/2023	750,000	778,979
Turkiye Sinai Kalkinma Bankasi AS, 144A, 6.0%, 1/23/2025	500,000	503,952
Turkiye Vakiflar Bankasi TAO, REG S, 5.625%, 5/30/2022	1,000,000	1,008,028
Wells Fargo & Co., 1.654%, 6/2/2024	3,000,000	3,083,650
		219,651,432
Health Care 1.3%
AbbVie, Inc., 2.3%, 11/21/2022	3,080,000	3,192,111
Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,497,370
Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	1,800,000	1,851,750
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 0.881% **, 6/25/2021	3,435,000	3,441,976
CVS Pass-Through Trust, 6.036%, 12/10/2028	1,032,201	1,199,189
HCA, Inc., 5.25%, 6/15/2026	1,000,000	1,183,501
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	573,764
Utah Acquisition Sub, Inc., 3.15%, 6/15/2021	2,500,000	2,524,167
		15,463,828
Industrials 3.9%
Adani Ports & Special Economic Zone Ltd., 144A, 3.95%, 1/19/2022	1,000,000	1,022,330
Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,975,697
5.04%, 5/1/2027	5,000,000	5,845,359
Bombardier, Inc., 144A, 6.0%, 10/15/2022	2,000,000	1,963,300
Cemex SAB de CV, 144A, 7.375%, 6/5/2027	500,000	569,000
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,236,305
Colfax Corp., 144A, 6.0%, 2/15/2024	635,000	658,031
DAE Funding LLC, 144A, 5.25%, 11/15/2021	2,000,000	2,035,000
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,959,894
3.4%, 4/19/2021	1,818,000	1,829,885
144A, 4.5%, 10/20/2025	520,000	555,807
Empresa de Transporte de Pasajeros Metro SA, 144A, 3.65%, 5/7/2030	796,000	893,510
GFL Environmental, Inc., 144A, 4.0%, 8/1/2028	415,000	418,113
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,209,600
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	2,187,900
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	1,235,000	1,341,889
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	3,155,000	3,181,989
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,643,950
Ryder System, Inc., 2.875%, 6/1/2022	1,350,000	1,394,557
Southwest Airlines Co., 4.75%, 5/4/2023	2,300,000	2,499,833
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 1.017% **, 6/15/2021	2,927,000	2,890,008
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	225,000	252,000
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,527,600
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	412,436
		45,503,993
Information Technology 4.1%
Broadcom, Inc.:
4.11%, 9/15/2028	5,261,000	6,021,140
4.7%, 4/15/2025	680,000	779,258
CDW LLC, 4.125%, 5/1/2025	560,000	585,861
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	390,000	397,800
Dell International LLC, 144A, 5.45%, 6/15/2023	7,200,000	7,963,349
DXC Technology Co., 4.0%, 4/15/2023	8,689,000	9,243,592
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,436,116
Microchip Technology, Inc.:
144A, 0.972%, 2/15/2024	4,000,000	4,009,791
144A, 2.67%, 9/1/2023	1,250,000	1,307,330
144A, 4.25%, 9/1/2025	170,000	179,850
NXP BV:
144A, 2.7%, 5/1/2025	190,000	204,497
144A, 4.625%, 6/1/2023	4,000,000	4,372,111
Oracle Corp., 2.5%, 4/1/2025	2,040,000	2,192,507
Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,955,160
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	3,490,000	3,714,302
		47,362,664
Materials 3.3%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	2,020,780
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	779,701
CF Industries, Inc., 144A, 3.4%, 12/1/2021	268,000	274,285
CNAC HK Finbridge Co., Ltd., REG S, 3.5%, 7/19/2022	2,000,000	2,018,917
Constellium SE, 144A, 5.75%, 5/15/2024	2,000,000	2,040,840
Corp. Nacional del Cobre de Chile, 144A, 3.75%, 1/15/2031	890,000	1,005,495
DuPont de Nemours, Inc., 2.169%, 5/1/2023	6,180,000	6,261,885
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	486,000	500,908
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,730,000	1,779,796
144A, 4.125%, 3/12/2024	3,480,000	3,829,368
Hudbay Minerals, Inc., 144A, 7.625%, 1/15/2025	2,000,000	2,077,500
Indonesia Asahan Aluminium Persero PT, 144A, 4.75%, 5/15/2025	1,500,000	1,655,250
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025	705,000	719,171
LYB International Finance III LLC, 1.25%, 10/1/2025 (a)	2,000,000	2,035,031
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,721,375
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,311,975
Nucor Corp., 2.0%, 6/1/2025	630,000	667,183
OCI NV, 144A, 4.625%, 10/15/2025	2,500,000	2,593,750
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,628,159
Tronox, Inc., 144A, 6.5%, 5/1/2025	1,500,000	1,605,000
		38,526,369
Real Estate 2.0%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	517,000	527,409
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	450,000	444,375
(REIT), 4.75%, 10/1/2024	890,000	901,125
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	462,000	494,802
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022	5,000,000	5,090,667
Realogy Group LLC, 144A, 7.625%, 6/15/2025	800,000	868,576
Shimao Group Holdings Ltd., REG S, (REIT), 4.75%, 7/3/2022	2,580,000	2,639,340
Ventas Realty LP:
(REIT), 3.1%, 1/15/2023	3,827,000	4,015,862
(REIT), 3.5%, 4/15/2024	2,100,000	2,284,256
VEREIT Operating Partnership LP, (REIT), 2.2%, 6/15/2028	4,000,000	4,090,129
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,188,739
		23,545,280
Utilities 2.9%
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,250,000	2,255,048
Calpine Corp., 144A, 5.25%, 6/1/2026	1,341,000	1,387,265
CenterPoint Energy, Inc., 3.6%, 11/1/2021	1,270,000	1,303,859
Comision Federal de Electricidad, 144A, 4.875%, 5/26/2021	2,500,000	2,537,525
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,273,489
DTE Energy Co., Series B, 2.6%, 6/15/2022	2,330,000	2,402,939
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,927,688
Exelon Corp., 2.45%, 4/15/2021	2,215,000	2,223,691
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	981,614
144A, 2.625%, 6/19/2022 (a)	2,665,000	2,746,975
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	914,850
Pacific Gas and Electric Co., 1.75%, 6/16/2022	9,000,000	9,025,399
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 5.5%, 11/22/2021 (a)	1,023,000	1,065,966
Southern California Edison Co., 3.7%, 8/1/2025	800,000	897,485
State Grid Overseas Investment, Ltd., 144A, 2.75%, 5/4/2022	1,500,000	1,536,751
		33,480,544
Total Corporate Bonds (Cost $561,156,078)		584,748,580
Mortgage-Backed Securities Pass-Throughs 2.7%
Federal National Mortgage Association:
2.0%, 1/1/2036 (c)	30,000,000	31,363,500
12-month USD-LIBOR + 1.770%, 2.324% **, 9/1/2038	18,515	18,944
3.0%, with various maturities from 5/1/2027 until 6/1/2027	202,610	213,775
4.5%, 4/1/2023	7,232	7,441
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039	103,688	111,727
7.0%, 6/20/2038	2,874	3,436
Total Mortgage-Backed Securities Pass-Throughs (Cost $31,529,200)		31,718,823
Asset-Backed 21.6%
Automobile Receivables 7.1%
AmeriCredit Automobile Receivables Trust:
"C", Series 2020-2, 1.48%, 2/18/2026	1,110,000	1,125,023
"C", Series 2019-2, 2.74%, 4/18/2025	1,840,000	1,916,455
"D", Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,503,942
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	1,019,189
Canadian Pacer Auto Receivables Trust:
"C", Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,157,296
"B", Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,036,952
CarMax Auto Owner Trust, "C", Series 2020-3, 1.69%, 4/15/2026	750,000	767,796
Chase Auto Credit Linked Notes:
"D", Series 2020-2, 144A, 1.487%, 2/25/2028	783,000	784,091
"E", Series 2020-2, 144A, 3.072%, 2/25/2028	1,291,000	1,293,600
"E", Series 2020-1, 144A, 3.715%, 1/25/2028	2,055,639	2,085,223
CPS Auto Receivables Trust:
"B", Series 2020-B, 144A, 2.11%, 4/15/2026	2,341,000	2,383,871
"B", Series 2019-C, 144A, 2.63%, 8/15/2023	1,000,000	1,007,070
"C", Series 2018-A, 144A, 3.05%, 12/15/2023	1,292,281	1,298,254
"B", Series 2019-B, 144A, 3.09%, 4/17/2023	1,224,084	1,231,550
"D", Series 2017-D, 144A, 3.73%, 9/15/2023	2,300,000	2,342,790
"C", Series 2018-D, 144A, 3.83%, 9/15/2023	3,000,000	3,047,159
CPS Auto Trust, "D", Series 2016-D, 144A, 4.53%, 1/17/2023	250,312	252,709
Flagship Credit Auto Trust:
"C", Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	769,624
"C", Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,201,758
"C", Series 2020-1, 144A, 2.24%, 1/15/2026	2,235,000	2,298,039
"B", Series 2020-2, 144A, 2.61%, 4/15/2026	2,500,000	2,583,283
"C", Series 2019-4, 144A, 2.77%, 12/15/2025	3,670,000	3,819,305
"D", Series 2017-1, 144A, 3.22%, 5/15/2023	102,536	102,758
"C", Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	533,343
"D", Series 2016-4, 144A, 3.89%, 11/15/2022	1,000,000	1,015,208
"C", Series 2016-1, 144A, 6.22%, 6/15/2022	1,746,994	1,763,701
"E", Series 2016-3, 144A, 6.25%, 10/15/2023	980,000	1,000,619
Ford Credit Floorplan Master Owner Trust:
"A", Series 2019-1, 2.84%, 3/15/2024	2,051,000	2,113,452
"A1", Series 2018-3, 3.52%, 10/15/2023	520,000	533,228
Foursight Capital Automobile Receivables Trust:
"B", Series 2020-1, 144A, 2.27%, 2/18/2025	1,250,000	1,281,032
"C", Series 2020-1, 144A, 2.41%, 8/15/2025	2,500,000	2,543,504
"A3", Series 2019-1, 144A, 2.67%, 3/15/2024	2,500,000	2,539,137
"B", Series 2018-2, 144A, 3.8%, 11/15/2023	1,140,000	1,166,557
GMF Floorplan Owner Revolving Trust:
"C", Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	705,461
"C", Series 2019-1, 144A, 3.06%, 4/15/2024	460,000	471,794
"A1", Series 2018-4, 144A, 3.5%, 9/15/2023	319,000	326,210
Hertz Vehicle Financing II LP:
"A", Series 2019-3A, 144A, 2.67%, 12/26/2025	199,987	200,236
"A", Series 2016-2A, 144A, 2.95%, 3/25/2022	874,810	875,564
"A", Series 2017-1A, 144A, 2.96%, 10/25/2021	228,060	228,295
"B", Series 2019-3A, 144A, 3.03%, 12/26/2025	2,500,000	2,495,894
"A", Series 2017-2A, 144A, 3.29%, 10/25/2023	1,140,295	1,141,612
"A", Series 2019-1A, 144A, 3.71%, 3/25/2023	857,704	858,787
"C", Series 2018-1A, 144A, 4.39%, 2/25/2024	1,500,000	1,491,133
Santander Consumer Auto Receivables Trust, "B", Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	1,034,946
Santander Drive Auto Receivables Trust:
"C", Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,200,207
"C", Series 2020-3, 1.12%, 1/15/2026	2,000,000	2,015,944
"C", Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,773,190
"C" Series 2019-3, 2.49%, 10/15/2025	4,300,000	4,388,559
"C", Series 2019-1, 3.42%, 4/15/2025	250,000	254,386
"C", Series 2018-5, 3.81%, 12/16/2024	1,893,052	1,913,946
Tesla Auto Lease Trust:
"C", Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	1,014,161
"B", Series 2019-A, 144A, 2.41%, 12/20/2022	3,000,000	3,079,322
United Auto Credit Securitization Trust, "B", Series 2020-1, 144A, 1.47%, 11/10/2022	2,000,000	2,010,720
World Omni Select Auto Trust:
"C", Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,550,932
"B", Series 2018-1A, 144A, 3.68%, 7/15/2023	1,000,000	1,010,217
		82,559,034
Credit Card Receivables 2.1%
Evergreen Credit Card Trust:
"C", Series 2019-2, 144A, 2.62%, 9/15/2024	900,000	923,681
"B", Series 2019-1, 144A, 3.59%, 1/15/2023	4,000,000	4,004,696
"C", Series 2019-1, 144A, 3.98%, 1/15/2023	3,000,000	3,003,790
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024	2,540,000	2,568,342
First National Master Note Trust, "A", Series 2018-1, 1-month USD-LIBOR + 0.460%, 0.619% **, 10/15/2024	750,000	751,065
Genesis Sales Finance Master Trust, "A", Series 2020-AA, 144A, 1.65%, 9/22/2025	500,000	499,808
Synchrony Credit Card Master Note Trust:
"C", Series 2016-2, 2.95%, 5/15/2024	400,000	403,019
"C", Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,431,911
World Financial Network Credit Card Master Trust:
"M", Series 2016-A, 2.33%, 4/15/2025	5,000,000	5,036,372
"A", Series 2019-B, 2.49%, 4/15/2026	2,000,000	2,061,099
"A", Series 2019-A, 3.14%, 12/15/2025	2,500,000	2,578,117
		24,261,900
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1-month USD-LIBOR + 1.050%, 1.198% **, 12/25/2034	395,501	382,489
People's Choice Home Loan Securities Trust, "A3", Series 2004-1, 1-month USD-LIBOR + 1.040%, 1.188% **, 6/25/2034	1,508,945	1,441,895
Renaissance Home Equity Loan Trust:
"AF1", Series 2006-4, 5.545%, 1/25/2037	57,490	29,474
"AF1", Series 2007-2, 5.893%, 6/25/2037	340,249	135,399
Southern Pacific Secured Asset Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	570	594
		1,989,851
Miscellaneous 11.7%
Apidos CLO XXIV, "A1BR", Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 1.668% **, 10/20/2030	3,400,000	3,400,027
Apidos CLO XXXII, "A2", Series 2019-32A, 144A, 3-month USD-LIBOR + 1.650%, 1.868% **, 1/20/2033	2,500,000	2,506,870
Applebee's Funding LLC, "A2I", Series 2019-1A, 144A, 4.194%, 6/7/2049	2,793,000	2,754,792
Ares XXIX CLO Ltd., "A2R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 1.818% **, 4/17/2026	8,606,443	8,607,140
Atrium XIII, "A2", Series 13A, 144A, 3-month USD-LIBOR + 1.250%, 1.459% **, 11/21/2030	2,250,000	2,235,996
Atrium XIV LLC, "B", Series 14A, 144A, 3-month USD-LIBOR + 1.700%, 1.93% **, 8/23/2030	4,250,000	4,225,987
Babson CLO Ltd.:
"BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 1.618% **, 1/20/2031	2,000,000	1,960,346
"A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 1.659% **, 7/23/2030	1,500,000	1,500,005
"BR", Series 2014-IA, 144A, 3-month USD-LIBOR + 2.200%, 2.418% **, 7/20/2025	500,000	500,072
Battalion CLO XV Ltd., "B", Series 2020-15A, 144A, 3-month USD-LIBOR + 1.700%, 1.918% **, 1/17/2033	5,000,000	5,001,030
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 1.618% **, 4/17/2031	4,000,000	3,908,108
CF Hippolyta LLC, "B1", Series 2020-1, 144A, 2.28%, 7/15/2060	2,545,010	2,584,380
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 1-month USD-LIBOR + 0.140%, 0.299% **, 1/15/2037	1,219,234	1,166,233
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 3.177%, 12/25/2036	2,134,070	2,104,017
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049	1,570,125	1,608,970
Dell Equipment Finance Trust:
"B1", Series 2020-1, 144A, 1.37%, 1/22/2024	1,500,000	1,506,523
"C", Series 2019-2, 144A, 2.18%, 10/22/2024	1,500,000	1,523,903
"D", Series 2019-1, 144A, 3.45%, 3/24/2025	1,600,000	1,638,230
"C", Series 2018-1,144A, 3.53%, 6/22/2023	1,000,000	1,010,495
"C", Series 2018-2, 144A, 3.72%, 10/22/2023	2,000,000	2,041,574
Domino's Pizza Master Issuer LLC:
"A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047	10,999,800	11,058,539
"A2", Series 2019-1A, 144A, 3.668%, 10/25/2049	1,980,000	2,103,176
Dryden 49 Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 1.918% **, 7/18/2030	570,000	566,966
Dryden XXVIII Senior Loan Fund, "B", Series 2013-28A, 144A, 3-month USD-LIBOR + 1.650%, 1.871% **, 8/15/2030	2,000,000	2,000,040
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 1.568% **, 4/17/2031	2,500,000	2,478,082
Galaxy XV CLO Ltd., "AR", Series 2013-15A, 144A, 3-month USD-LIBOR + 1.200%, 1.437% **, 10/15/2030	1,565,000	1,563,452
Hilton Grand Vacations Trust:
"A", Series 2019-AA, 144A, 2.34%, 7/25/2033	718,536	743,894
"B", Series 2017-AA, 144A, 2.96%, 12/26/2028	553,298	559,710
HPEFS Equipment Trust:
"C", Series 2020-2A, 144A, 2.0%, 7/22/2030	1,610,000	1,635,940
"C", Series 2019-1A, 144A, 2.49%, 9/20/2029	860,000	876,895
LCM LP, "BR2", Series 16A, 144A, 3-month USD-LIBOR + 1.750%, 1.987% **, 10/15/2031	2,120,000	2,101,478
MVW LLC:
"A", Series 2020-1A, 144A, 1.74%, 10/20/2037	454,005	464,294
"B", Series 2019-2A, 144A, 2.44%, 10/20/2038	1,267,519	1,289,769
"B", Series 2020-1A, 144A, 2.73%, 10/20/2037	454,005	465,456
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	2,444,899	2,537,021
Neuberger Berman CLO XVII Ltd., "A2R2", Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 1.909% **, 10/21/2030	1,800,000	1,790,282
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 1.618% **, 10/19/2031	2,000,000	1,999,994
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 1.637% **, 1/15/2030	6,000,000	5,956,572
NRZ Excess Spread-Collateralized Notes, "A", Series 2020-PLS1, 144A, 3.844%, 12/25/2025 (f)	1,000,000	999,998
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 1.818% **, 7/17/2030	9,000,000	8,876,223
Sierra Timeshare Receivables Funding LLC, "B", Series 2020-2A, 144A, 2.32%, 7/20/2037	1,055,066	1,067,261
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048	3,920,000	3,976,017
Towd Point Mortgage Trust, "A1", Series 2019-MH1, 144A, 3.0%, 11/25/2058	1,689,563	1,731,941
Transportation Finance Equipment Trust:
"A4", Series 2019-1, 144A, 1.88%, 3/25/2024	1,500,000	1,540,794
"C", Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,281,252
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 1.328% **, 7/20/2030	1,000,000	996,284
Verizon Owner Trust, "C", Series 2017-3A, 144A, 2.53%, 4/20/2022	865,000	865,899
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 1.118% **, 1/18/2029	3,015,000	2,996,425
"A1RR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.020%, 1.238% **, 4/17/2030	6,906,473	6,862,230
"A3R", Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 1.968% **, 10/18/2031	4,500,000	4,499,977
"A2AR", Series 2012-A, 144A, 3-month USD-LIBOR + 1.900%, 2.137% **, 10/15/2030	6,000,000	5,996,928
Zais CLO13 Ltd., "A1A", Series 2019-13A, 144A, 3-month USD-LIBOR + 1.490%, 1.727% **, 7/15/2032	2,500,000	2,505,372
		136,172,859
Student Loans 0.5%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 0.965% **, 7/25/2039	5,500,000	5,359,145
Total Asset-Backed (Cost $248,250,864)		250,342,789
Commercial Mortgage-Backed Securities 10.0%
20 Times Square Trust, "B", Series 2018-20TS, 144A, 3.1% **, 5/15/2035	2,500,000	2,491,014
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 1.589% **, 6/15/2035	3,500,000	3,333,312
BAMLL Commercial Mortgage Securities Trust:
"B", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 1.309% **, 9/15/2034	3,500,000	3,420,993
"C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 1.509% **, 9/15/2034	1,000,000	967,400
BBCMS Mortgage Trust, "A", Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 0.881% **, 3/15/2037	4,000,000	3,929,782
BFLD TRUST, "B", Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.340%, 1.499% **, 10/15/2034	1,500,000	1,471,797
BHMS Mortgage Trust, "A", Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 1.409% **, 7/15/2035	2,500,000	2,431,059
BX Commercial Mortgage Trust:
"C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 1.259% **, 11/15/2035	1,160,527	1,158,343
"B", Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.300%, 1.459% **, 4/15/2034	3,500,000	3,359,543
"D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 1.459% **, 11/15/2035	350,000	349,123
"D", Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.700%, 1.859% **, 10/15/2037	1,680,000	1,677,996
BXP Trust:
"A", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.850%, 1.009% **, 11/15/2034	500,000	491,758
"B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 1.259% **, 11/15/2034	3,960,000	3,761,026
CHT Mortgage Trust, "A", Series 2017-CSMO,144A, 1-month USD-LIBOR + 0.930%, 1.089% **, 11/15/2036	1,200,000	1,186,511
Citigroup Commercial Mortgage Trust:
"AS", Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,575,320
"B", Series 2019-PRM, 144A, 3.644%, 5/10/2036	2,005,000	2,122,549
"B", Series 2013-GC11, 3.732%, 4/10/2046	500,000	525,302
"C", Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	911,548
"C", Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	3,211,047
Cold Storage Trust, "D", Series 2020-ICE5, 144A, 1-month USD-LIBOR + 2.100%, 2.259% **, 11/15/2037	5,000,000	5,001,555
COMM Mortgage Trust:
"AM", Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,247,180
"AM", Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,560,276
"B", Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,862,343
"B", Series 2013-CR10, 144A, 4.789% **, 8/10/2046	2,850,000	3,033,724
Credit Suisse Mortgage Trust:
"B", Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.000%, 2.159% **, 10/15/2037	2,756,000	2,761,355
"A", Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.000%, 3.25% **, 12/15/2035	1,500,000	1,505,696
"C", Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	1,044,360
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 0.859% **, 6/15/2034	3,920,000	3,915,733
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 0.989% **, 6/15/2033	2,500,000	2,487,427
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 1.902% **, 12/19/2030	250,000	240,927
FHLMC Multifamily Structured Pass-Through Certificates:
"X1P", Series KL05, Interest Only, 0.892% **, 6/25/2029	17,800,000	1,186,737
"X1", Series K058, Interest Only, 0.924% **, 8/25/2026	23,342,060	1,076,872
"X1", Series K722, Interest Only, 1.307% **, 3/25/2023	14,709,277	314,145
Fontainebleau Miami Beach Trust, "D", Series 2019-FBLU, 144A, 3.963% **, 12/10/2036	5,000,000	5,128,451
FREMF Mortgage Trust, "B", Series 2012-K23, 144A, 3.656% **, 10/25/2045	1,750,000	1,821,849
GS Mortgage Securities Trust, "AS", Series 2013-GC13, 144A, 4.084% **, 7/10/2046	1,000,000	1,069,981
GSCG Trust, "C", Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	993,208
Hawaii Hotel Trust, "A", Series 2019-MAUI, 144A, 1-month USD-LIBOR + 1.150%, 1.309% **, 5/15/2038	1,000,000	991,222
Hospitality Mortgage Trust, "B", Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.350%, 1.509% **, 11/15/2036	3,441,877	3,377,165
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 1.109% **, 6/15/2034	4,518,741	4,504,229
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 1.409% **, 1/15/2033	2,260,000	2,204,630
Morgan Stanley Bank of America Merrill Lynch Trust, "300B", Series 2014-C18, 3.996%, 8/15/2031	750,000	792,235
Morgan Stanley Capital I Trust:
"A", Series 2018-SUN, 144A, 1-month USD-LIBOR + 0.900%, 1.059% **, 7/15/2035	1,217,000	1,198,689
"B", Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 1.359% **, 7/15/2035	1,568,800	1,535,451
MRCD Mortgage Trust, "C", Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	5,062,162
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 1.459% **, 12/15/2033	250,000	242,780
Multifamily Connecticut Avenue Securities Trust, "M7", Series 2019-01, 144A, 1-month USD-LIBOR + 1.700%, 1.848% **, 10/15/2049	2,291,277	2,227,240
Natixis Commercial Mortgage Securities Trust, "B", Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 1.112% **, 7/15/2033	3,500,000	3,409,773
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 1.559% **, 12/15/2035	500,000	497,216
One New York Plaza Trust:
"AJ", Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.250%, 1.409% **, 1/15/2026	2,378,000	2,379,424
"B", Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.500%, 1.659% **, 1/15/2026	1,166,000	1,166,700
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.034% **, 12/15/2050	28,925,770	1,526,754
"XA", Series 2017-C1, Interest Only, 1.544% **, 6/15/2050	22,523,533	1,677,355
Wells Fargo Commercial Mortgage Trust:
"A", Series 2019-JWDR, 144A, 2.501% **, 9/15/2031	200,000	200,445
"A2", Series 2016-C34, 2.603%, 6/15/2049	485,367	488,002
"A3", Series 2012-LC5, 2.918%, 10/15/2045	1,985,002	2,044,688
"ASB", Series 2015-C31, 3.487%, 11/15/2048	194,051	206,782
WFRBS Commercial Mortgage Trust:
"B", Series 2013-C13, 3.553%, 5/15/2045	4,000,000	4,169,166
"AS", Series 2014-C24, 3.931%, 11/15/2047	240,000	246,767
Total Commercial Mortgage-Backed Securities (Cost $116,082,795)		115,776,117
Collateralized Mortgage Obligations 4.7%
Angel Oak Mortgage Trust, "A1", Series 2019-3, 144A, 2.93%, 5/25/2059	2,305,160	2,338,161
Banc of America Mortgage Securities, Inc.:
"2A8", Series 2003-J, 2.613% **, 11/25/2033	190,539	183,229
"2A3", Series 2005-J, 2.623% **, 11/25/2035	104,887	102,912
"A15", Series 2006-2, 6.0%, 7/25/2046	9,525	9,332
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.342% **, 1/25/2034	369,177	356,803
BRAVO Residential Funding Trust, "A1", Series 2019-NQM1, 144A, 2.666%, 7/25/2059	1,870,523	1,914,481
Chase Mortgage Reference Notes, "M1", Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.250%, 2.398% **, 10/25/2057	2,895,321	2,928,326
COLT Mortgage Loan Trust, "A1", Series 2020-1, 144A, 2.488%, 2/25/2050	2,080,459	2,103,906
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 2.298% **, 9/25/2031	171,071	170,864
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 2.448% **, 8/25/2031	250,497	250,179
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 2.78% **, 2/20/2036	64,900	57,100
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	72,623	72,143
Deephaven Residential Mortgage Trust:
“A3”, Series 2018-1A, 144A, 3.202%, 12/25/2057	1,014,818	1,016,548
"A1", Series 2018-2A, 144A, 3.479%, 4/25/2058	1,331,957	1,358,119
“A3”, Series 2019-2A, 144A, 3.763%, 4/25/2059	1,197,978	1,212,431
"A2", Series 2019-1A, 144A, 3.897%, 1/25/2059	1,167,597	1,178,058
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 2.148% **, 3/25/2031	211,470	210,109
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 2.498% **, 1/25/2031	393,628	394,128
Federal Home Loan Mortgage Corp.:
"LB", Series 4745, 3.25%, 2/15/2043	5,195,799	5,235,315
"LA", Series 1343, 8.0%, 8/15/2022	5,685	5,931
"PK", Series 1751, 8.0%, 9/15/2024	48,981	53,904
Federal National Mortgage Association:
"DE", Series 2014-18, 4.0%, 8/25/2042	984,608	1,021,587
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044	2,668,518	279,214
"2", Series 350, Interest Only, 5.5%, 3/25/2034	82,109	15,482
"1A6", Series 2007-W8, 6.65% **, 9/25/2037	483,626	547,536
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2020-DNA3, 144A, 1-month USD-LIBOR + 1.500%, 1.648% **, 6/25/2050	694,212	694,762
"M2", Series 2020-DNA6, 144A, 30-day average SOFR + 2.000%, 2.077% **, 12/25/2050	3,000,000	2,995,201
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 2.598% **, 3/25/2049	613,092	611,533
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 2.798% **, 1/25/2049	93,103	92,867
FWD Securitization Trust:
"A1", Series 2020-INV1, 144A, 2.24%, 1/25/2050	1,988,664	2,036,280
"A1", Series 2019-INV1, 144A, 2.81%, 6/25/2049	710,174	727,524
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043	14,797,952	1,939,583
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	2,398,463	119,712
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	246,649	52,078
GS Mortgage-Backed Securities Trust, "A2", Series 2020-NQM1, 144A, 1.791%, 9/27/2060	476,791	479,303
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 2.75%, 8/25/2035	200,163	199,929
Merrill Lynch Mortgage Investors Trust, "1A", Series 2004-1, 2.133% **, 12/25/2034	12,516	12,461
New Residential Mortgage Loan Trust:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	1,191,516	1,206,287
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	1,210,863	1,220,120
"A1", Series 2019-NQM1, 144A, 3.675%, 1/25/2049	1,360,308	1,367,943
"A2", Series 2019-NQM1, 144A, 3.877%, 1/25/2049	3,390,569	3,415,597
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73%, 4/28/2024	1,067	1,078
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	119,715	112,955
"A4", Series 2004-SL4, 7.0%, 7/25/2032	91,157	86,094
"A3", Series 2004-SL3, 7.5%, 12/25/2031	138,526	135,200
Residential Mortgage Loan Trust, “A3”, Series 2019-1, 144A, 4.242%, 10/25/2058	963,879	968,803
Sequoia Mortgage Trust:
"2A1", Series 2013-1, 1.855%, 2/25/2043	1,007,855	1,010,155
"A10", Series 2017-CH2, 144A, 4.0%, 12/25/2047	934,155	939,016
"A10", Series 2018-CH1, 144A, 4.0%, 2/25/2048	598,635	602,057
"A10", Series 2019-CH3, 144A, 4.0%, 9/25/2049	1,296,525	1,320,500

STACR Trust:
"M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 2.248% **, 9/25/2048	540,541	534,395
"M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 2.298% **, 12/25/2030	1,350,000	1,336,460
Starwood Mortgage Residential Trust, A3, Series 2020-INV1, 144A, 1.593%, 11/25/2055	1,625,000	1,624,838
Verus Securitization Trust:
"A2", Series 2020-4, 144A, 1.912%, 5/25/2065	1,947,428	1,961,487
"A1", Series 2020-INV1, 144A, 1.977%, 3/25/2060	361,978	367,018
"A1", Series 2020-2, 144A, 2.226%, 5/25/2060	406,059	414,026
"A1", Series 2019-INV2, 144A, 2.913%, 7/25/2059	688,835	707,593
"A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059	1,250,121	1,262,786
"A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	1,031,232	1,040,201
Washington Mutual Mortgage Pass-Through Certificates Trust, "A9", Series 2003-S9, 5.25%, 10/25/2033	315,347	326,388
Total Collateralized Mortgage Obligations (Cost $55,299,223)		54,938,154
Government & Agency Obligations 6.4%
Other Government Related (d) 1.5%
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	1,800,000	1,826,597
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,144,160
4.375%, 6/15/2022	2,000,000	2,104,020
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,186,000	2,252,454
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	2,000,000	2,102,600
Gazprom OAO, 144A, 4.95%, 7/19/2022	500,000	526,830
Severstal OAO:
144A, 3.15%, 9/16/2024	1,000,000	1,044,876
144A, 5.9%, 10/17/2022 (a)	1,000,000	1,076,100
Vnesheconombank:
144A, 5.942%, 11/21/2023	500,000	555,751
144A, 6.025%, 7/5/2022	1,500,000	1,602,630
		17,236,018
Sovereign Bonds 1.3%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	2,025,497
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030	1,053,000	1,104,334
Export-Import Bank of Korea, 3.5%, 11/27/2021	1,455,000	1,495,958
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,098,497
Republic of Namibia, 144A, 5.5%, 11/3/2021	1,500,000	1,534,761
Republic of Paraguay, 144A, 4.625%, 1/25/2023	1,000,000	1,075,000
Republic of Turkey, 5.6%, 11/14/2024	2,000,000	2,093,000
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,233,740
State of Qatar, 144A, 3.4%, 4/16/2025	2,000,001	2,205,000
		14,865,787
U.S. Treasury Obligations 3.6%
U.S. Treasury Bill, 0.147% ***, 6/17/2021 (e)	2,590,000	2,589,027
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/2023	11,280,700	11,718,121
U.S. Treasury Notes:
1.875%, 3/31/2022	5,000,000	5,109,375
2.25%, 4/15/2022	5,000,000	5,136,328
2.5%, 1/15/2022	7,000,000	7,171,445
2.5%, 2/15/2022	5,000,000	5,133,008
2.625%, 12/15/2021	5,000,000	5,118,945
		41,976,249
Total Government & Agency Obligations (Cost $72,732,571)		74,078,054
Municipal Bonds and Notes 0.5%
New Jersey, Turnpike Authority Revenue, Series F, 2.536%, 1/1/2021(Cost $6,032,400)	6,000,000	6,000,000
	Shares	Value ($)
Exchange-Traded Funds 1.0%
iShares 0-5 Year High Yield Corporate Bond ETF	25,000	1,136,000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	379,610	10,230,490
Xtrackers Short Duration High Yield Bond ETF (a) (g)	5,250	249,401
Total Exchange-Traded Funds (Cost $10,466,532)		11,615,891
Common Stocks 0.0%
Information Technology
Answers Corp. * (f) (Cost $256,895)	2,220	0
Warrants 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022 * (f) (Cost $713,521)	6,166	0
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (h) (i) (Cost $2,907,445)	2,907,445	2,907,445
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 0.08% (h)	51,751,544	51,751,544
DWS ESG Liquidity Fund "Capital Shares", 0.18% (h)	12,109	12,109
Total Cash Equivalents (Cost $51,763,645)		51,763,653
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,157,191,169)	101.9	1,183,889,506
Other Assets and Liabilities, Net	(1.9)	(22,353,851)
Net Assets	100.0	1,161,535,655

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2020 are as follows:

Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (a) (g)
241,570	—	—	—	7,831	5,851	—	5,250	249,401
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (h) (i)
12,380,855	—	9,473,410 (j)	—	—	2,225	—	2,907,445	2,907,445
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 0.08% (h)
51,335,095	97,830,158	97,413,709	—	—	12,241	—	51,751,544	51,751,544
DWS ESG Liquidity Fund "Capital Shares", 0.18% (h)
12,105	6	—	—	(2)	8	—	12,109	12,109
63,969,625	97,830,164	106,887,119	—	7,829	20,325	—	54,676,348	54,920,499

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2020 amounted to $2,825,177, which is 0.2% of net assets.
(b)	Perpetual, callable security with no stated maturity date.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At December 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REIT: Real Estate Investment Trust
LIBOR: London Interbank Offered Rate
OAO: Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOC: Stated Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2021	187	25,782,589	25,820,609	(38,020)
5 Year U.S. Treasury Note	USD	3/31/2021	518	65,222,205	65,352,985	(130,780)
U.S. Treasury Long Bond	USD	3/22/2021	16	2,759,458	2,771,000	(11,542)
Ultra 10 Year U.S. Treasury Note	USD	3/22/2021	114	17,931,551	17,824,969	106,582
Total net unrealized depreciation						(73,760)

Currency Abbreviations
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$584,748,580	$—	$584,748,580
Mortgage-Backed Securities Pass-Throughs	—	31,718,823	—	31,718,823
Asset-Backed	—	249,342,791	999,998	250,342,789
Commercial Mortgage-Backed Securities	—	115,776,117	—	115,776,117
Collateralized Mortgage Obligations	—	54,938,154	—	54,938,154
Government & Agency Obligations	—	74,078,054	—	74,078,054
Municipal Bonds and Notes	—	6,000,000	—	6,000,000
Exchange-Traded Funds	11,615,891	—	—	11,615,891
Common Stocks	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments (k)	54,671,098	—	—	54,671,098
Derivatives (l)
Futures Contracts	106,582	—	—	106,582
Total	$66,393,571	$1,116,602,519	$999,998	$1,183,996,088
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(180,342)	$—	$—	$(180,342)
Total	$(180,342)	$—	$—	$(180,342)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$ (73,760)

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DSDF-PH1

R-080548-1 (1/23)